dividends per share	6 Months Ended
Jun. 30, 2018
dividends per share
dividends per share

13dividends per share

(a)Dividends declared

Six-month periods ended June 30
(millions except per share
amounts)	2018				2017
	Declared		Paid to		Declared		Paid to
Common Share dividends	Effective	Per share	shareholders	Total	Effective	Per share	shareholders	Total
Quarter 1 dividend	Mar. 9, 2018	$0.5050	Apr. 2, 2018	$299	Mar. 10, 2017	$0.4800	Apr. 3, 2017	$283
Quarter 2 dividend	Jun. 8, 2018	0.5250	Jul. 3, 2018	315	Jun. 9, 2017	0.4925	Jul. 4, 2017	293

		$1.0300		$614		$0.9725		$576

On August 2, 2018, the Board of Directors declared a quarterly dividend of $0.5250 per share on our issued and outstanding Common Shares payable on October 1, 2018, to holders of record at the close of business on September 10, 2018. The final amount of the dividend payment depends upon the number of Common Shares issued and outstanding at the close of business on September 10, 2018.

(b)Dividend Reinvestment and Share Purchase Plan

We have a Dividend Reinvestment and Share Purchase Plan under which eligible holders of Common Shares may acquire additional Common Shares by reinvesting dividends and by making additional optional cash payments to the trustee. In respect of Common Shares whose eligible shareholders have elected to participate in the plan, dividends declared during the three-month and six-month periods ended June 30, 2018, $14 million (2017 — $16 million) and $27 million (2017 — $31 million), respectively, were to be reinvested in Common Shares acquired by the trustee from Treasury, with no discount applicable.